Other items from operating activities (Tables)	12 Months Ended
Dec. 31, 2025
Other items from operating activities
Schedule of other income and other expense

For the year ended December 31, (M$)	2025	2024	2023
Gains on disposal of assets	1,694	1,721	3,157
Foreign exchange gains	331	236	–
Other	350	155	520
OTHER INCOME	2,375	2,112	3,677

Losses on disposal of assets	(126)	(224)	(98)
Foreign exchange losses	(354)	(406)	(763)
Amortization of other intangible assets (excl. mineral interests)	(445)	(389)	(769)
Other	(1,002)	(262)	(766)
OTHER EXPENSE	(1,927)	(1,281)	(2,396)

Schedule of other financial income and expense

As of December 31, (M$)	2025	2024	2023
Dividend income on non-consolidated subsidiaries	205	196	143
Capitalized financial expenses	624	652	667
Other	608	555	475
OTHER FINANCIAL INCOME	1,437	1,403	1,285
Accretion of asset retirement obligations	(589)	(568)	(524)
Other	(292)	(267)	(207)
OTHER FINANCIAL EXPENSE	(881)	(835)	(731)

Schedule of other non-current assets and changes in the valuation allowance on loans and advances

As of December 31, 2025		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,794	(553)	2,241
Other non-current financial assets related to operational activities	386	–	386
Other	288	–	288
TOTAL	3,468	(553)	2,915

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,433	(258)	2,175
Other non-current financial assets related to operational activities	1,677	–	1,677
Other	154	–	154
TOTAL	4,264	(258)	4,006

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,516	(294)	2,222
Other non-current financial assets related to operational activities	1,761	–	1,761
Other	330	–	330
TOTAL	4,607	(294)	4,313
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2025	(258)	(274)	22	(43)	(553)
2024	(294)	(72)	19	89	(258)
2023	(255)	(11)	2	(30)	(294)